Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER RECEIVABLES.
Trade and Other Receivables

11.    TRADE AND OTHER RECEIVABLES.

a)	The detail of trade and other receivables as of December 31, 2018 and 2017, is as follows:

	As of December 31,
	2018		2017
	Current	Non-current	Current	Non-current
Trade and Other Receivables, Gross	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	527,649,947	60,527,843	463,626,345	36,182,399
Trade receivables, gross (2)	457,053,617	2,046,845	415,039,522	1,917,828
Other receivables, gross (1)	70,596,330	58,480,998	48,586,823	34,264,571

	As of December 31,
	2018		2017
	Current	Non-current	Current	Non-current
Trade and Other Receivables, Net	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	478,170,067	60,527,843	406,968,537	36,182,399
Trade and other receivables, net (2)	417,927,182	2,046,845	380,379,326	1,917,828
Other receivables, net (1)	60,242,885	58,480,998	26,589,211	34,264,571
(1)

This includes, as of December 31, 2018, recoveries from insurance companies for claims of ThCh$18,805,057 (ThCh$1,048,903 as of December 31, 2017), accounts receivable from employees of ThCh$11,663,906 (ThCh$9,709,051 as of December 31, 2017), advances to suppliers and creditors of ThCh$19,639,578 (ThCh$5,360,307 as of December 31, 2017), leasing debtors of ThCh$61,753,441 (ThCh$34,550,131 as of December 31, 2017) and others of ThCh$6,861,901 (ThCh$10,185,390).

(2)	There are no significant trade and other receivables balances held by the Group that are not available for its use.

The Group does not have customers with sales representing 10% or more of its total consolidated revenues for the years ended December 31, 2018 and 2017. Refer to Note 12.1 for detailed information on amounts, terms and conditions associated with accounts receivable from related parties.

a)	Lease receivables

As of December 31, 2018 and 2017, the present value of minimum lease payments receivable is as follows:

	12-31-2018			12-31-2017
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	8,033,838	1,932,026	6,101,812	4,380,499	944,578	3,435,921
From one to five years	32,135,353	5,678,839	26,456,514	17,521,998	3,617,167	13,904,831
More than five years	31,861,803	2,666,687	29,195,116	18,127,398	918,019	17,209,379
Total	72,030,994	10,277,552	61,753,442	40,029,895	5,479,764	34,550,131

Lease arrangements are related to public lightning developments mainly to municipalities.

b)	As of December 31, 2018 and 2017, the balance of past due but not impaired trade receivables is as follows

Trade Receivables Past Due But Not Impaired (*)	As of December 31,
	2018	2017
	ThCh$	ThCh$
Less than three months	37,711,262	54,488,473
Between three and six months	3,916,489	9,008,195
Between six and twelve months	5,312,988	7,123,391
More than twelve months	11,328,175	16,067,867
Total	58,268,914	86,687,926

(*) These balances correspond to non-impaired past due accounts and the portion does not affect the provision of other accounts due receivable.

c)	The reconciliation of changes in the allowance for impairment of trade receivables is as follows:

Current and
Non-current
Trade Receivables Past Due and Impaired	ThCh$
Balance at December 31, 2016	39,461,880
Increases (decreases) for the year (*)	7,937,817
Amounts written off	(3,525,638)
Balance at December 31, 2017	43,874,059
Initial balance adjustment for IFRS 9	4,673,467
Increases (decreases) for the year (*)	4,777,708
Amounts written off	(3,863,702)
Other movements	18,348
Balance at December 31, 2018	49,479,880

(*)   See Note 31 for impairment of financial assets.

Write-offs for past due receivables

Past due receivables are written off once all collection procedures and legal proceedings have been exhausted and the debtors’ insolvency has been demonstrated. In our power generation business, this process normally takes at least one year. In our distribution business the process takes at least twenty four months. Overall, the risk of writing off our trade receivables is limited (See Notes 3.g.3 and 22.5)

d)	Additional information:

-     Additional statistical information required under Official Bulletin 715 of the CMF, of February 3, 2012 (XBRL Taxonomy). See Appendix 2.

-     Supplementary information on trade receivables. See Appendix 2.1.